Information on market risk and fair value of financial assets and liabilities (telecom activities) - Equity market risk (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Total treasury shares	1,965,171	2,009,500	1,265,099